ALLIANCE REAL ESTATE INVESTMENT FUND

SEMI-ANNUAL REPORT
FEBRUARY 28, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                     ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

March 10, 1997

Dear Shareholder:

First, allow us to welcome you as a shareholder of Alliance Real Estate Investment Fund. As you will see from this initial report, which covers the five month period from the Fund's inception on October 1, 1996 through February 28, 1997, the Fund has performed extremely well.

Alliance Real Estate Investment Fund seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

FUND PERFORMANCE
This was an exceptional period for the stock market as a whole with the S&P 500 Stock Index producing a total return of 16%. Real estate equities outperformed the overall market during this period which can be seen in the performance of the National Association of Real Estate Investment Trusts (NAREIT) Equity Index, which produced a total return of 19.90%. As you can see in the table below, your Fund did even better than its comparative indices, generating net returns to shareholders of 21.30% for Class A shares.


INVESTMENT RESULTS*
                                          TOTAL RETURN
                              OCTOBER 1, 1996-FEBRUARY 28, 1997
                              ---------------------------------
ALLIANCE REAL ESTATE INVESTMENT FUND
  Class A                                   21.30%
  Class B                                   20.99%
  Class C                                   20.99%

S&P 500 STOCK INDEX                         16.00%
NAREIT INDEX                                19.90%


* THE FUND'S INVESTMENT RESULTS REPRESENT CUMULATIVE TOTAL RETURNS SINCE THE FUND'S INCEPTION ON OCTOBER 1, 1996 AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF FEBRUARY 28, 1997. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. THE S&P 500 IS AN UNMANAGED INDEX OF 500 U.S. COMPANIES. NAREIT REPRESENTS RETURNS FOR THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS EQUITY INDEX. AN INVESTOR CANNOT INVEST DIRECTLY IN EITHER OF THESE INDICES. INDEX RETURNS ARE NOT ADJUSTED FOR SALES CHARGES OR OPERATING EXPENSES.


MARKET OVERVIEW
The marketplace for publicly traded real estate companies in the United States is relatively immature. Real Estate Investment Trusts (REITs), the primary investment vehicle in this arena, were created by an act of Congress in 1961 in order to allow individual investors access to the commercial real estate market. Real estate remained a stock market backwater until 1991 when a wave of companies went public in response to a severe cyclical decline in real estate values brought about by over-building and over-leveraging in the late 1980's.

In the ensuing six years, the market has grown more than fifteen-fold from $5.5 billion to a current market valuation of $83.5 billion. We believe this growth will continue into the future as more private and institutional owners of real estate liquify their assets by creating new public entities or merging with existing ones. We anticipate the market for public real estate companies will grow to $300 billion by the end of this decade. Those companies with the most competitive cost of capital, and whose managements are most capable of setting strategic direction, should outperform their competitors in this environment.

In addition to dramatic growth in the public sector, the real estate market is undergoing a significant shift in underlying investment appeal. The ongoing economic expansion and slowly growing population of the United States have contributed to a steadily increasing demand for commercial, retail and residential real estate throughout the country. Supply growth, on the other hand, has been minimal over the past five years. As a result, real estate markets are currently tight, allowing landlords substantial leeway in raising rents. This, in turn, fuels unprecedented cash flow and earnings growth for publicly traded real estate companies. Consequently, those companies that own properties in the most dynamic real estate markets should outperform their competitors in this environment.

INVESTMENT STRATEGY
Your Fund was designed to identify and invest in those companies which have optimal exposure to the country's strongest real estate markets and which will most likely benefit from the significant shifts in real estate financing and ownership which are sweeping across the United States today.


1



                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

The ongoing involvement of Koll Real Estate Services as a consultant to Alliance, the Fund's advisor, gives us timely insights into emerging real estate trends in nearly 400 property-specific geographic markets across the country. Our capital markets expertise with regard to debt and equity financing, as well as our analytical understanding of tenant industry trends, place us in an advantageous position. These resources help us to determine which companies appear to be at the forefront of industry consolidation and which companies may be suitable for investing.

The result of our investment approach is a growth-oriented portfolio with specific divergence from our benchmarks with respect to property-type and geographic diversification. We expect the companies in our portfolio to show higher cash flow growth over the next few years compared with the average real estate company. We are overweighted in suburban office and full service hotel companies and in California in general. We are underweighted in sunbelt apartment companies and retail properties in general.

MARKET OUTLOOK AND CONCLUSIONS
Our outlook for real estate overall remains positive. By and large, new construction remains constrained and demand continues to grow. This should allow rental income and occupancy levels to modestly increase over time. We are optimistic that we can deploy our assets in markets growing faster than average and, hence, continue to produce positive investment results.

In conclusion, we would like to thank you for the confidence you have shown in us by investing in Alliance Real Estate Investment Fund. We will continue to do everything we can to justify that confidence by providing you with continued good results.

Sincerely,

John D. Carifa
Chairman

Daniel G. Pine
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES          ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

Alliance Real Estate Investment Fund seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.



INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              21.30%         16.19%
CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              20.99%         16.99%
CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
Since Inception*              20.99%         19.99%]


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 10/1/96 for all share classes.


3



TEN LARGEST HOLDINGS
FEBRUARY 28, 1997 (UNAUDITED)              ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

COMPANY                               U.S. $ VALUE        PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Starwood Lodging Trust                 $ 5,438,375                 4.3%
Crescent Real Estate Equities Co.        5,365,500                 4.3
Security Capital Industrial Trust        5,104,000                 4.1
Excel Realty Trust, Inc.                 4,998,000                 4.0
Beacon Properties Corp.                  4,916,250                 3.9
Duke Realty Investments, Inc.            4,855,125                 3.9
Bay Apartment Communities, Inc.          4,843,125                 3.9
Glenborough Realty Trust, Inc.           4,756,500                 3.8
Essex Property Trust, Inc.               4,680,000                 3.7
Storage USA, Inc.                        4,578,125                 3.7
                                       $49,535,000                39.6%



MAJOR PORTFOLIO CHANGES
OCTOBER 1, 1996# TO FEBRUARY 28, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                           SHARES*
                                               --------------------------------
PURCHASES                                          BOUGHT      HOLDINGS 2/28/97
-------------------------------------------------------------------------------
Starwood Lodging Trust                            108,000          139,000
Crescent Real Estate Equities Co.                  98,000           98,000
Security Capital Industrial Trust                 232,000          232,000
Excel Realty Trust, Inc.                          204,000          204,000
Beacon Properties Corp.                           138,000          138,000
Duke Realty Investments, Inc.                     121,000          121,000
Bay Apartment Communities, Inc.                   135,000          135,000
Glenborough Realty Trust, Inc.                    252,000          252,000
Essex Property Trust, Inc.                        156,000          156,000
Storage USA, Inc.                                 125,000          125,000


SALES                                               SOLD       HOLDINGS 2/28/97
-------------------------------------------------------------------------------
Post Properties, Inc.                              45,000               -0-
Boykin Lodging Co.                                 59,500               -0-
Liberty Property Trust                             25,000           47,000
Smith (Charles E.) Residential Realty, Inc.        21,000               -0-
National Golf Properties, Inc.                     14,500               -0-
Weeks Corp.                                         9,500               -0-
Storage Trust Realty                               10,500               -0-
FelCor Suite Hotels, Inc.                           7,000               -0-


#  Commencement of operations.
*  Adjusted for stock splits.


4



PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________


COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS-93.2%
REAL ESTATE INVESTMENT TRUSTS-89.9%
APARTMENTS-12.8%
Ambassador Apartments, Inc.                     147,000      $ 3,564,750
Avalon Properties, Inc.                         106,000        2,954,750
Bay Apartment Communities, Inc.                 135,000        4,843,125
Essex Property Trust, Inc.                      156,000        4,680,000
                                                             ------------
                                                              16,042,625

DIVERSIFIED-5.8%
Glenborough Realty Trust, Inc.                  252,000        4,756,500
Golf Trust of America, Inc. (a)                  23,000          557,750
Pacific Gulf Properties, Inc.                    83,000        1,888,250
                                                             ------------
                                                               7,202,500

HOTELS & RESTAURANTS-13.9%
American General Hospitality Corp.              141,200        3,865,350
Innkeepers USA Trust                            284,000        3,976,000
Patriot American Hospitality, Inc.               92,000        4,163,000
Starwood Lodging Trust                          139,000        5,438,375
                                                             ------------
                                                              17,442,725

OFFICE - INDUSTRIAL-14.6%
Arden Realty Group, Inc.                        139,000        3,839,875
Beacon Properties Corp.                         138,000        4,916,250
Crescent Real Estate Equities Co.                98,000        5,365,500
Highwoods Properties, Inc.                      121,000        4,174,500
                                                             ------------
                                                              18,296,125

OFFICE - MIX-15.0%
Brandywine Realty Trust                         198,900       $4,102,313
Duke Realty Investmen                           121,000        4,855,125
Kilroy Realty Corp. (a)                          31,500          826,875
Liberty Property Trust                           47,000        1,116,250
Reckson Associates Realty Cor                    95,000        4,346,250
Spieker Properties, Inc.                         98,000        3,564,750
                                                             ------------
                                                              18,811,563

REGIONAL MALLS-4.8%
J. P. Realty, Inc.                              138,000        3,553,500
Simon DeBartolo Group, Inc.                      80,000        2,410,000
                                                             ------------
                                                               5,963,500

SHOPPING CENTERS-9.4%
Developers Diversified Realty Corp.             112,000        4,102,000
Excel Realty Trust, Inc.                        204,000        4,998,000
IRT Property Co.                                233,000        2,621,250
                                                             ------------
                                                              11,721,250

STORAGE-6.6%
Public Storage, Inc.                            138,000        3,708,750
Storage USA, Inc.                               125,000        4,578,125
                                                             ------------
                                                               8,286,875

WAREHOUSE & INDUSTRIAL-7.0%
Meridian Industrial Trust, Inc.                 165,000        3,650,625
Security Capital Industr                        232,000        5,104,000
                                                             ------------
                                                               8,754,625
                                                             ------------
                                                             112,521,788


5



PORTFOLIO OF INVESTMENTS (CONTINUED)       ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
REAL ESTATE DEVELOPMENT & MANAGEMENT-3.3%
Rouse Co.                                       139,000     $  4,065,750
Total Common Stocks
   (cost $111,484,456)                                       116,587,538

SHORT-TERM INVESTMENTS-7.2%
American Express Co. 5.25%, 3/03/97            $    427          427,000
Ford Motor Co. 5.30%, 3/04/97                     4,000        3,999,411
                                                             ------------


                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
Prudential Funding 5.23%, 3/03/97                $2,280     $  2,280,000
Prudential Funding 5.30%, 3/05/97                 2,314        2,313,319

Total Short-Term Investments
  (amortized cost $9,019,730)                                  9,019,730

TOTAL INVESTMENTS-100.4%
  (cost $120,504,186)                                        125,607,268
Other assets less liabilities-(0.4%)                            (478,836)

NET ASSETS-100%                                             $125,128,432


(a)  Non income producing.

    See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $120,504,186)         $125,607,268
  Cash                                                                   1,675
  Receivable for capital stock sold                                  7,343,830
  Receivable for investment securities sold                          5,456,000
  Deferred organizational expenses                                     317,642
  Dividends and interest receivable                                    255,117
  Total assets                                                     138,981,532

LIABILITIES
  Payable for investment securities purchased                       13,334,971
  Payable for capital stock redeemed                                   118,734
  Advisory fee payable                                                 105,432
  Distribution fee payable                                              77,295
  Accrued expenses and other liabilities                               216,668
  Total liabilities                                                 13,853,100

NET ASSETS                                                        $125,128,432

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    104,463
  Additional paid-in capital                                       119,215,626
  Undistributed net investment income                                  279,175
  Accumulated net realized gain on investments                         426,086
  Net unrealized appreciation of investments                         5,103,082
                                                                  ------------
                                                                  $125,128,432

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share($19,711,478/
    1,644,671 shares of capital stock issued and outstanding)           $11.99
  Sales charge--4.25% of public offering price                             .53
  Maximum offering price                                                $12.52

  CLASS B SHARES
  Net asset value and offering price per share($85,854,403/
    7,168,432 shares of capital stock issued and outstanding)           $11.98

  CLASS C SHARES
  Net asset value and offering price per share($18,411,337/
    1,537,339 shares of capital stock issued and outstanding)           $11.98

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share($1,151,214
    /95,888 shares of capital stock issued and outstanding)             $12.01


See notes to financial statements.


7



STATEMENT OF OPERATIONS
OCTOBER 1, 1996* TO FEBRUARY 28, 1997 (UNAUDITED)
ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

INVESTMENT INCOME
  Dividends                                         $1,003,644
  Interest                                              88,204     $1,091,848

EXPENSES
  Advisory fee                                         178,664
  Distribution fee - Class A                            11,345
  Distribution fee - Class B                           133,366
  Distribution fee - Class C                            24,725
  Administrative                                        52,917
  Amortization of organization expenses                 27,633
  Audit and legal                                       26,973
  Custodian                                             28,598
  Transfer agency                                       16,041
  Directors' fees                                       15,000
  Printing                                              13,700
  Registration                                           3,095
  Miscellaneous                                          3,272
  Total expenses                                                      535,329
  Less: expenses waived by Adviser (see Note B)                       (52,917)
  Net expenses                                                        482,412
  Net investment income                                               609,436

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                        426,086
  Net unrealized appreciation of investments                        5,103,082
  Net gain on investments                                           5,529,168

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $6,138,604


*  Commencement of operations.

   See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS        ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

                                                              OCTOBER 1, 1996*
                                                                      TO
                                                             FEBRUARY 28, 1997
                                                                  (UNAUDITED)
                                                             -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                                         $    609,436
  Net realized gain on investment transactions                       426,086
  Net unrealized appreciation of investments                       5,103,082
  Net increase in net assets from operations                       6,138,604

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                                         (85,847)
    Class B                                                        (210,807)
    Class C                                                         (29,228)
    Advisor Class                                                    (4,379)

CAPITAL STOCK TRANSACTIONS
  Net increase                                                   119,219,789
  Total increase                                                 125,028,132

NET ASSETS
  Beginning of period                                                100,300
  End of period(including undistributed net investment
    income of $279,175)                                         $125,128,432


*  Commencement of operations.

   See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 1997 (UNAUDITED)             ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Real Estate Investment Fund (the "Fund") was incorporated in the state of Maryland on July 15, 1996 as a diversified, open-end management investment company. Prior to commencement of operations on October 1, 1996, the Fund had no operations other than the sale to Alliance Capital Management L.P. (the "Adviser") of 10 shares each of Class A, Class B and Class C and 10,000 shares of Advisor Class for the aggregate amount of $100 each on Class A, Class B and Class C shares and $100,000 on the Advisor Class shares on August 22, 1996. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee based programs. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the regular close of the New York Stock Exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their resale) are valued at their fair value as determined in good faith by the Board of Directors. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. ORGANIZATION EXPENSES
Organization costs of approximately $345,275 have been deferred and are being amortized on a straight-line basis through October, 2001.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of the advisory agreement, the Fund pays the Adviser a monthly fee equal to the annualized rate of .90% of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the Advisory Agreement, the Adviser provides certain legal and accounting services for the Fund. For the period ended February 28, 1997, the Adviser volunatarily agreed to waive its fees for such services.


10



                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,083 for the period ended February 28, 1997.

Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $20,155 from the sale of Class A shares and $15,401 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B shares for the period ended February 28, 1997.

Brokerage commissions paid for the period ended February 28, 1997 on securities transactions amounted to $216,225, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ") nor to DLJ directly, an affiliate of the Adviser.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,199,081 and $197,520, for Class B and C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments) aggregated $116,765,525 and $5,707,155, respectively, for the period ended February 28, 1997. At February 28, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $5,414,038 and gross unrealized depreciation of investments was $310,956 resulting in net unrealized appreciation of $5,103,082.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                      SHARES         AMOUNT
                                                   -------------  -------------
                                                   OCT. 1, 1996*  OCT. 1, 1996*
                                                         TO             TO
                                                   FEB. 28, 1997  FEB. 28, 1997
                                                    (UNAUDITED)    (UNAUDITED)
                                                   -------------  -------------

CLASS A
Shares sold                                          1,733,770     $19,474,565
Shares issued in reinvestment of dividends               4,197          45,833
Shares converted from Class B                            3,040          36,417
Shares redeemed                                        (96,346)     (1,100,793)
Net increase                                         1,644,661     $18,456,022

CLASS B
Shares sold                                          7,255,232     $83,006,552
Shares issued in reinvestment of dividends               8,800          96,184
Shares converted to Class A                             (3,042)        (36,417)
Shares redeemed                                        (92,568)     (1,069,282)
Net increase                                         7,168,422     $81,997,037

CLASS C
Shares sold                                          1,559,938     $18,082,651
Shares issued in reinvestment of dividends               1,131          12,363
Shares redeemed                                        (23,740)       (278,496)
Net increase                                         1,537,329     $17,816,518

ADVISOR CLASS
Shares sold                                             91,552     $ 1,016,943
Shares issued in reinvestment of dividends                 401           4,378
Shares redeemed                                         (6,065)        (71,109)
Net increase                                            85,888     $   950,212


*  Commencement of operations.


12



FINANCIAL HIGHLIGHTS                      ALLIANCE REAL ESTATE INVESTMENT FUND
______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      ADVISOR
                                             CLASS A       CLASS B      CLASS C        CLASS
                                          ------------  ------------  ------------  ------------
                                            OCTOBER 1,   OCTOBER 1,    OCTOBER 1,    OCTOBER 1,
                                             1996(A)       1996(A)      1996(A)        1996(A)
                                               TO           TO            TO            TO
                                          FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                              1997          1997          1997          1997
                                           (UNAUDITED)  (UNAUDITED)   (UNAUDITED)   (UNAUDITED)
                                          ------------  ------------  ------------  ------------
Net asset value, beginning of period          $10.00        $10.00        $10.00        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .18           .13           .12           .21
Net realized and unrealized gain on
  investments                                   1.94          1.96          1.97          1.94
Net increase in net asset value from
  operations                                    2.12          2.09          2.09          2.15

LESS: DIVIDENDS
Dividends from net investment income            (.13)         (.11)         (.11)         (.14)
Net asset value, end of period                $11.99        $11.98        $11.98        $12.01

TOTAL RETURN
Total investment return based on net
  asset value (c)                              21.30%        20.99%        20.99%        21.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $19,711       $85,854       $18,411        $1,151
Ratio to average net assets:
  Expenses, net of
    waivers/reimbursements (d)                  2.00%         2.55%         2.51%         1.55%
  Expenses, before
    waivers/reimbursements (d)                  2.27%         2.82%         2.78%         1.82%
  Net investment income, net of
    waivers/reimbursements (d)                  3.54%         2.97%         2.80%         4.21%
Portfolio turnover rate                           12%           12%           12%           12%
Average commission rate (e)                   $.0499        $.0499        $.0499        $.0499


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) For fiscal year beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.


13



                                           ALLIANCE REAL ESTATE INVESTMENT FUND
_______________________________________________________________________________

DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
HOWARD E. HASSLER (1)
JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
DANIEL G. PINE, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


14



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


15



ALLIANCE REAL ESTATE INVESTMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL
THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

REISR